Annual Operating Expenses - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - Fidelity Advisor Leveraged Company Stock Fund	Sep. 29, 2023
Fidelity Advisor Leveraged Company Stock Fund - Class A
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	1.05%
Fidelity Advisor Leveraged Company Stock Fund - Class C
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.83%
Fidelity Advisor Leveraged Company Stock Fund - Class M
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.30%
Fidelity Advisor Leveraged Company Stock Fund - Class I
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.79%
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.67%